Loans Receivable, Net - Summary of Financing Receivable Past Due (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total loans	¥ 5,228,015	¥ 4,418,011
0-30 days [Member]
Financing Receivable, Past Due [Line Items]
Total	81,281	49,331
31-60 days [Member]
Financing Receivable, Past Due [Line Items]
Total	61,958	36,140
61-90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	62,946	34,452
Over 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	155,192	93,914
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	361,377	213,837
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	¥ 4,866,638	¥ 4,204,174